Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Chief Financial Officers [Member]
Statement [Line Items]
Salary compensation	$ 62,500
Amounts paid contract for services	46,066
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services	$ 141,717	$ 383,850
James G. Robinson [Member]
Statement [Line Items]
Short-term loan agreement, Description	The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023 and $250,000 was received on July 3, 2023